Financial Instruments And Risks - Summary of Out The Group's Financial Assets And Financial Liabilities Exposed To Interest Rate Risk (Detail) ¥ in Thousands, $ in Millions	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Jul. 14, 2022 CNY (¥)	Jul. 14, 2022 USD ($)	Jul. 07, 2022 CNY (¥)	Jul. 07, 2022 USD ($)	Jan. 01, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
ASSETS
Bank deposits	¥ 29,903,846	¥ 39,695,914	¥ 43,939,270					¥ 34,768,988
Restricted cash	14,132,034	13,416,615	27,086,721					30,928,163
Financial assets held under resale agreements	657,033	28,834	40,023					7,899,527
Financial assets at fair value through profit or loss	20,355,814	24,763,205	31,914,128					28,246,412
Financial assets at fair value through other comprehensive income	1,156,095	0	0
Financial assets at amortized cost	1,499,000	1,758,083	3,411,084					3,024,618
Accounts and other receivables and contract assets	6,216,650	7,347,687	15,822,058					22,153,894
Loans to customers	111,508,669	129,693,954	211,446,645					214,972,110
Other assets	831,626	1,551,365	1,373,679					1,292,595
LIABILITIES
Payable to platform investors	721,558	985,761	1,569,367					2,747,891
Borrowings	51,114,575	38,823,284	36,915,513					25,927,417
Current deposits from customers	3,933,750	0	0
Bonds payable	0	0	2,143,348	¥ 2,013,000	$ 300	¥ 2,013,000	$ 300
Payable to investors of consolidated structured entities	42,795,624	79,458,267	176,352,333					194,250,107
Financing guarantee liabilities	4,217,979	4,185,532	5,763,369					2,697,109
Lease liabilities	302,867	404,518	760,626					811,248
Financial assets sold under repurchase agreements	782,459	1,307,395	3,343,950					¥ 620,297
Adjustment on correction of errors (net of tax) [member]
ASSETS
Financial assets at amortized cost	1,499,000		3,411,084
LIABILITIES
Borrowings		1,827,339
Gross carrying amount [member]
ASSETS
Bank deposits	29,903,846	39,695,914	43,939,270
Restricted cash	14,132,034	13,416,615	27,086,721
Financial assets held under resale agreements	657,033	28,834	40,023
Financial assets at fair value through profit or loss	20,355,814	24,763,205	31,914,128
Financial assets at fair value through other comprehensive income	1,156,095
Financial assets at amortized cost	2,876,364	2,888,532	4,568,767						¥ 3,682,192
Accounts and other receivables and contract assets	4,698,008	4,535,382	9,585,236
Loans to customers	111,508,669	129,693,954	211,446,645
Other assets			447,443
Total financial assets	183,910,499	213,891,987	327,870,550
LIABILITIES
Payable to platform investors	721,558	985,761	1,569,367
Borrowings	51,114,575	38,823,284	36,915,513
Current deposits from customers	3,933,750
Bonds payable			2,143,348
Accounts and other payables and contract liabilities	2,833,692	2,791,832	6,118,819
Payable to investors of consolidated structured entities	42,795,624	79,458,267	176,352,333
Financing guarantee liabilities	4,217,979	4,185,532	5,763,369
Lease liabilities	302,867	404,518	760,626
Convertible promissory notes payable	6,174,050	5,650,268	5,164,139
Optionally convertible promissory notes			8,142,908
Financial assets sold under repurchase agreements	782,459	1,307,395	3,343,950
Total financial liabilities	112,876,554	133,606,857	246,274,372
Nominal amount of interest rate swap			0
Total interest rate sensitivity gap	71,033,945	80,285,130	81,596,178
Gross carrying amount [member] | Adjustment on correction of errors (net of tax) [member]
ASSETS
Financial assets at amortized cost		1,758,083
Not later than three months [member]
ASSETS
Bank deposits	13,730,791	21,674,685	33,211,584
Restricted cash	12,606,465	10,060,275	24,711,956
Financial assets held under resale agreements	657,001	28,834	40,000
Financial assets at fair value through profit or loss	4,848,823	7,373,132	7,932,571
Financial assets at fair value through other comprehensive income	647,826
Financial assets at amortized cost	1,499,000	1,500,195	2,503,075
Accounts and other receivables and contract assets	0	0	0
Loans to customers	18,740,577	29,467,099	46,688,746
Other assets			0
Total financial assets	52,730,483	70,104,220	115,087,932
LIABILITIES
Payable to platform investors	0	0	0
Borrowings	11,126,077	10,066,440	9,146,660
Current deposits from customers	2,906,107
Bonds payable			0
Accounts and other payables and contract liabilities	0	0	0
Payable to investors of consolidated structured entities	12,719,274	24,380,794	42,976,724
Financing guarantee liabilities	0	0	0
Lease liabilities	56,162	77,028	129,260
Convertible promissory notes payable	0	0	0
Optionally convertible promissory notes			0
Financial assets sold under repurchase agreements	782,397	1,306,996	3,343,950
Total financial liabilities	27,590,017	35,831,258	55,596,594
Nominal amount of interest rate swap			(8,984,334)
Total interest rate sensitivity gap	25,140,466	34,272,962	68,475,672
Later than three months and not later than one year [member]
ASSETS
Bank deposits	4,576,585	3,799,379	39,997
Restricted cash	468,019	1,366,459	953,792
Financial assets held under resale agreements	0	0	0
Financial assets at fair value through profit or loss	2,793,141	2,231,011	4,198,322
Financial assets at fair value through other comprehensive income	390,295
Financial assets at amortized cost	0	9,068	631,585
Accounts and other receivables and contract assets	0	0	0
Loans to customers	44,898,185	57,658,476	92,001,986
Other assets			0
Total financial assets	53,126,225	65,064,393	97,825,682
LIABILITIES
Payable to platform investors	0	0	0
Borrowings	37,633,114	25,736,669	27,471,904
Current deposits from customers	1,026,951
Bonds payable			2,143,348
Accounts and other payables and contract liabilities	0	0	0
Payable to investors of consolidated structured entities	21,581,299	39,450,117	86,268,455
Financing guarantee liabilities	0	0	0
Lease liabilities	130,705	176,662	299,806
Convertible promissory notes payable	0	0	0
Optionally convertible promissory notes			8,142,908
Financial assets sold under repurchase agreements	0	0	0
Total financial liabilities	60,372,069	65,363,448	124,326,421
Nominal amount of interest rate swap			8,984,334
Total interest rate sensitivity gap	(7,245,844)	(299,055)	(35,485,073)
Later than one year and not later than two years [member]
ASSETS
Bank deposits	7,580,550	3,860,661	1,499,816
Restricted cash	953,933	659,066	856,696
Financial assets held under resale agreements	0	0	0
Financial assets at fair value through profit or loss	1,129,890	851,210	628,321
Financial assets at fair value through other comprehensive income	0
Financial assets at amortized cost	0	7,785	0
Accounts and other receivables and contract assets	0	0	0
Loans to customers	23,977,895	26,210,707	47,224,580
Other assets			0
Total financial assets	33,642,268	31,589,429	50,209,413
LIABILITIES
Payable to platform investors	0	0	0
Borrowings	2,000,443	1,838,920	0
Current deposits from customers	0
Bonds payable			0
Accounts and other payables and contract liabilities	0	0	0
Payable to investors of consolidated structured entities	7,973,593	14,436,184	43,236,860
Financing guarantee liabilities	0	0	0
Lease liabilities	91,030	113,811	256,947
Convertible promissory notes payable	6,174,050	0	0
Optionally convertible promissory notes			0
Financial assets sold under repurchase agreements	0	0	0
Total financial liabilities	16,205,872	16,377,334	43,493,807
Nominal amount of interest rate swap			0
Total interest rate sensitivity gap	17,436,396	15,212,095	6,715,606
Later than one year and not later than two years [member] | Adjustment on correction of errors (net of tax) [member]
LIABILITIES
Borrowings	1,967,199
Later than two years and not later than three years [member]
ASSETS
Bank deposits	2,079,228	3,549,486	3,420,799
Restricted cash	49,455	1,274,176	475,101
Financial assets held under resale agreements	0	0	0
Financial assets at fair value through profit or loss	793,443	287,246	613,055
Financial assets at fair value through other comprehensive income	117,974
Financial assets at amortized cost	0	0	17,225
Accounts and other receivables and contract assets	0	0	0
Loans to customers	21,407,199	12,822,563	20,219,306
Other assets			0
Total financial assets	24,447,299	17,933,471	24,745,486
LIABILITIES
Payable to platform investors	0	0	0
Borrowings	0	952,740	0
Current deposits from customers	0
Bonds payable			0
Accounts and other payables and contract liabilities	0	0	0
Payable to investors of consolidated structured entities	521,458	1,190,436	3,805,527
Financing guarantee liabilities	0	0	0
Lease liabilities	24,766	34,688	67,800
Convertible promissory notes payable	0	5,650,268	0
Optionally convertible promissory notes			0
Financial assets sold under repurchase agreements	0	0	0
Total financial liabilities	546,224	7,828,132	3,873,327
Nominal amount of interest rate swap			0
Total interest rate sensitivity gap	23,901,075	10,105,339	20,872,159
Later than three years [member]
ASSETS
Bank deposits	799,900	5,848,577	5,348,809
Restricted cash	0	414	0
Financial assets held under resale agreements	0	0	0
Financial assets at fair value through profit or loss	1,742,218	2,722,181	3,498,313
Financial assets at fair value through other comprehensive income	0
Financial assets at amortized cost	0	0	0
Accounts and other receivables and contract assets	0	0	0
Loans to customers	855,385	408,496	156,894
Other assets			0
Total financial assets	3,397,503	8,979,668	9,004,016
LIABILITIES
Payable to platform investors	0	0	0
Borrowings	0	0	0
Current deposits from customers	0
Bonds payable			0
Accounts and other payables and contract liabilities	0	0	0
Payable to investors of consolidated structured entities	0	736	64,767
Financing guarantee liabilities	0	0	0
Lease liabilities	204	2,329	6,813
Convertible promissory notes payable	0	0	5,164,139
Optionally convertible promissory notes			0
Financial assets sold under repurchase agreements	0	0	0
Total financial liabilities	204	3,065	5,235,719
Nominal amount of interest rate swap			0
Total interest rate sensitivity gap	3,397,299	8,976,603	3,768,297
Overdue [Member]
ASSETS
Bank deposits	0	0	0
Restricted cash	0	0	0
Financial assets held under resale agreements	0	0	0
Financial assets at fair value through profit or loss	3,176,372	5,022,962	2,819,445
Financial assets at fair value through other comprehensive income	0
Financial assets at amortized cost	0	241,035	259,199
Accounts and other receivables and contract assets	0	0	0
Loans to customers	1,629,428	3,126,613	5,155,133
Other assets			0
Total financial assets	4,805,800	8,390,610	8,233,777
LIABILITIES
Payable to platform investors	0	0	0
Borrowings	0	0	0
Current deposits from customers	0
Bonds payable			0
Accounts and other payables and contract liabilities	0	0	0
Payable to investors of consolidated structured entities	0	0	0
Financing guarantee liabilities	0	0	0
Lease liabilities	0	0	0
Convertible promissory notes payable	0	0	0
Optionally convertible promissory notes			0
Financial assets sold under repurchase agreements	0	0	0
Total financial liabilities	0	0	0
Nominal amount of interest rate swap			0
Total interest rate sensitivity gap	4,805,800	8,390,610	8,233,777
No Interest [Member]
ASSETS
Bank deposits	1,136,792	963,126	418,265
Restricted cash	54,162	56,225	89,176
Financial assets held under resale agreements	32	0	23
Financial assets at fair value through profit or loss	5,871,927	6,275,463	12,224,101
Financial assets at fair value through other comprehensive income	0
Financial assets at amortized cost	0	0	0
Accounts and other receivables and contract assets	4,698,008	4,535,382	9,585,236
Loans to customers	0	0	0
Other assets			447,443
Total financial assets	11,760,921	11,830,196	22,764,244
LIABILITIES
Payable to platform investors	721,558	985,761	1,569,367
Borrowings	388,185	240,096	296,949
Current deposits from customers	692
Bonds payable			0
Accounts and other payables and contract liabilities	2,833,692	2,791,832	6,118,819
Payable to investors of consolidated structured entities	0	0	0
Financing guarantee liabilities	4,217,979	4,185,532	5,763,369
Lease liabilities	0	0	0
Convertible promissory notes payable	0	0	0
Optionally convertible promissory notes			0
Financial assets sold under repurchase agreements	62	399	0
Total financial liabilities	8,162,168	8,203,620	13,748,504
Nominal amount of interest rate swap			0
Total interest rate sensitivity gap	¥ 3,598,753	¥ 3,626,576	¥ 9,015,740